COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 7 – COMMITMENTS AND CONTINGENCIES

Legal Matters

We are not currently the subject of any material pending legal proceedings; however, we may from time to time become a party to various legal proceedings arising in the ordinary course of business.

On January 3, 2024, we settled and resolved certain matters with a third party, including a complaint that had been brought before the International Trade Commission and an investigation instituted by the International Trade Commission in 2023, and entered into a multi-year non-exclusive license agreement with the third party covering multiple smart eyewear patents (as described more fully below).

License Agreements

In 2022 and 2023, we entered into several multi-year license agreements which grant us the right to sell certain branded smart eyewear, including the Nautica, Eddie Bauer, and Reebok brands worldwide. These agreements require us to pay royalties based on a percentage of net retail and wholesale sales during the period of the license, and also require guaranteed minimum royalty payments.

The aggregate future minimum payments due under these license agreements are as follows:

Remainder of 2024	$-
2025	436,000
2026	834,000
2027	1,290,000
2028	1,543,000
Thereafter (through 2033)	9,907,000
Total	$14,010,000

Also, on January 3, 2024, entered into a multi-year non-exclusive license agreement with a third party (IngenioSpec, LLC) for multiple smart eyewear patents. Pursuant to this license agreement, the Company added licenses for 46 new patents to its portfolio of owned and licensed patents and applications. The Company fully prepaid this license for the term of the agreement, and as of March 31, 2024 does not have any obligation for future payments under this agreement.

Leases

Our executive offices are located at 11900 Biscayne Blvd., Suite 630 Miami, Florida 33181. Our executive offices are provided to us by a related party (see Note 6). We consider our current office space adequate for our current operations.

Other Commitments

See related party management services agreement discussed in Note 6.

NOTE 7 – COMMITMENTS AND CONTINGENCIES

Legal Matters

In August 2023, the Company entered into a settlement agreement with a former wholesale customer who owed the Company $92,646. As a result of this settlement, $47,646 of accounts receivable were written-off as uncollectible, while the $45,000 collected under the settlement agreement was reflected as a gain within general and administrative expenses in the statement of operations.

In November 2023, a third party filed a complaint before the International Trade Commission, alleging that certain of our products (as well as certain products of our competitors) infringed on patents held by the third party. In December 2023, the International Trade Commission instituted an investigation against the Company. As of December 31, 2023, the Company recorded a liability of approximately $103,000 related to this matter. This matter was subsequently settled and resolved in January 2024; refer to Note 11 for details.

Additionally, the Company is currently pursuing collection of $41,452 from an individual who was both a former member of management and a former member of our board of directors. The amount owed to us represents the remaining balance of an advance against future commissions that was previously paid to such individual under a contractual agreement. We desire to resolve this matter amicably and expeditiously; accordingly, we have presented this individual with a demand for repayment, and are exploring all options available to us with the assistance of legal counsel. No amounts related to this matter have been recorded on the balance sheet and statement of operations as of and for the year ended December 31, 2023.

Leases

Our executive offices are located at 11900 Biscayne Blvd., Suite 630 Miami, Florida 33181. Our executive offices are provided to us by the Tekcapital and Affiliates (see Note 6). We consider our current office space adequate for our current operations.

License Agreements

During the years ended December 31, 2023 and 2022, we entered into several multi-year license agreements which grant us the right to sell certain branded smart eyewear, including the Nautica, Eddie Bauer, and Reebok brands worldwide. These agreements require us to pay royalties based on a percentage of net retail and wholesale sales during the period of the license, and also require guaranteed minimum royalty payments. The agreements have base terms of 10 years but are cancellable at the option of the Company during the fifth year.

The aggregate future minimum payments due under these license agreements are as follows:

2024	$161,210
2025	436,000
2026	834,000
2027	1,290,000
2028	1,543,000
Thereafter (through 2032)	9,907,000
Total	$14,171,210

Other Commitments

See related party management services agreement discussed in Note 6.